SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Net loss	$ (15,093,726)	$ (509,054)	$ (5,124,215)	$ (3,037,594)	$ (696,357)	$ (8,858,166)	$ (23,951,892)
Warrants issued for services	6,077,735						6,548,182
Previously Reported
Net loss				(3,141,538)		(8,962,110)
Warrants issued for services				574,391		574,391
Error Correction
Net loss				103,944		103,944
Warrants issued for services				(103,944)		(103,944)
Restated
Net loss				(3,037,594)	(696,357)	(8,858,166)
Warrants issued for services				$ 470,447		$ 470,447